GENERAL INFORMATION (Details Narrative)							12 Months Ended
	Apr. 03, 2025	Sep. 18, 2023	Feb. 21, 2023 USD ($) $ / shares shares	Dec. 30, 2022 USD ($)	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 HKD ($) shares	Oct. 10, 2024	Feb. 27, 2024 USD ($)	Aug. 18, 2023	Aug. 15, 2023	Feb. 15, 2023	Jan. 04, 2023	Nov. 02, 2022	Oct. 28, 2022	Sep. 18, 2021	Sep. 09, 2021	Aug. 23, 2021	Aug. 11, 2021	Aug. 10, 2021	May 05, 2020	Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	May 29, 2009 USD ($)	May 29, 2009 ¥ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($)	Jan. 17, 2008 ¥ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding			10,035,188				952,868	82,087	20,933	952,868	952,868
Borrowings interest rate				5.00%
Unsecured Promissory note | $				$ 8,500,000
Proceeds from issue of ordinary shares | $							$ 12,986,000	$ 8,322,000	$ 851,000
Number of shares authorized			977,755
Number of shares issued							952,079	82,087		952,079	952,079
Preferred shares issued capital			50,000,000
Reverse stock split description							1-for-40
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			977,755
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Reverse stock split description	1-for-40 reverse split	one-for-ten reverse split
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			$ 0
Number of shares authorized			200,000,000				200,000,000	200,000,000		200,000,000	200,000,000
Number of shares issued			200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			50,000,000				50,000,000	50,000,000		50,000,000	50,000,000
Number of shares issued			50,000,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Ownership percent				100.00%
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			$ 0.024
Proceeds from issue of ordinary shares | $			$ 4,800,000
Number of shares authorized			200,000,000
Number of shares issued			250,000,000
Vast elite limited [member]
IfrsStatementLineItems [Line Items]
Issued capital | $											$ 1																	$ 1
Percentage of voting equity interests acquired																												100.00%
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							$ 10,000,000
Percentage of voting equity interests acquired																									100.00%
Hainan antelope holdings co., ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																								100.00%
Antelope future (yangpu) investment co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							$ 10,000,000
Percentage of voting equity interests acquired																							100.00%
Antelope investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																						100.00%
Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										¥ 50,000,000
Percentage of voting equity interests acquired																					100.00%
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																				51.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																			100.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																		100.00%
Antelope enterprise holding usa inc [member]
IfrsStatementLineItems [Line Items]
Issued capital | $													$ 0
Percentage of voting equity interests acquired												100.00%	100.00%				100.00%
Wenzhou kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																100.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired															100.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired														100.00%
Hengda ceramics co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent							100.00%
Hengdali ceramic materials co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent							100.00%
Fujian province jinjiang city anhai junbing hengda construction material factory [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests							15.00%
Chi wah trading import and export company [member]
IfrsStatementLineItems [Line Items]
Ownership percent							85.00%
Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Issued capital | $																																		$ 1.00
Par value per share | (per share)																														$ 1.00					¥ 1
Amounts payable, related party transactions						¥ 58,900,000				¥ 40,200,000																				$ 67,900,000
Stock issued during period, shares to related parties						9,999
Chengdu future talented management and consulting co, ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																											100.00%
Antelope enterprise hk holdings limited [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																										100.00%
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Business combination, consideration, exchange price of share | $ / shares																													$ 10.00
Business combination, consideration, number of outstanding shares acquired																													5,743,320
Number of shares outstanding																													8,950,171
Issued capital | $																															$ 1
Success winner limited [member] | Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares																																¥ 1
Anhai hengda [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																																	100.00%
Anhai hengda and chi wah [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value | ¥																																	¥ 58,980,000
Jiangxi hengdali ceramic materials co., ltd [member]
IfrsStatementLineItems [Line Items]
Business combination, Recognized identifiable assets acquired and liabilities assumed, loans | ¥					¥ 60,000,000.0
Consideration paid (received) | ¥					¥ 185,500,000